As filed with the Securities and Exchange Commission on August 14, 2025

1933 Act Registration No. 333-258722

1940 Act Registration No. 811-23725

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 62	☒

Valkyrie ETF Trust II

(Exact name of registrant as specified in charter)

437 Madison Avenue
28th Floor
New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (615) 909-6421

Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 29, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 58

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 49, as it relates to the CoinShares Digital Asset ETF (the “Fund”), a series of the Registrant, until August 29, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 49 under the Securities Act of 1933 as it relates to the Fund, filed on January 17, 2025, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York, on August 14, 2025.

Valkyrie ETF Trust II

By:	/s/ Nick Bonos
Nick Bonos
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Nick Bonos	Chief Executive Officer	August 14, 2025
Nick Bonos	President and Trustee

/s/ Ben Gaffey	Chief Financial Officer and	August 14, 2025
Ben Gaffey	Chief Accounting Officer

Keith Fletcher*	)
Trustee )
)
Steven Lehman*	)
	Trustee )	By: /s/ Nick Bonos
)
Mark Osterheld*	)
Trustee )
)

*	An original power of attorney authorizing Nick Bonos to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, and previously filed as an exhibit.